Quarterly Financial Data (Unaudited) (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Quarterly Financial Data [Abstract]
Revenues	$ 132,581	$ 118,121	$ 104,899	$ 104,173	$ 103,199	$ 102,765	$ 70,624	$ 69,851	$ 68,303	$ 265,350	$ 207,372	$ 430,392	$ 311,543	$ 257,730
Net income (loss) attributable to stockholders	$ (36,570)	$ 65,317	$ (13,228)	$ (11,351)	$ (1,600)	$ (30,072)	$ (8,232)	$ (1,193)	$ 1,106	$ (41,765)	$ (12,951)	$ 39,138	$ (38,391)	$ 8,932
Net income (loss) per share - basic and diluted	$ (0.13)	$ 0.34	$ (0.07)	$ (0.06)	$ (0.01)	$ (0.17)	$ (0.04)	$ (0.01)	$ 0.01	$ (0.15)	$ (0.07)	$ 0.20	$ (0.21)	$ 0.05